Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Treasury Shares	Other equity instruments	Legal reserve	Retained earnings	Available-for-sale investments	Hedges	Equity of associates and others	Translation differences	Non-controlling interests
Financial position, beginning balance at Dec. 31, 2014	€ 30,321	€ 21,135	€ 4,657	€ 460	€ (1,586)	€ 6,351	€ 984	€ 22,656	€ 55	€ (334)	€ 24	€ (12,132)	€ 9,186
Profit for the year	751	616						616					135
Other comprehensive income (loss) for the year	(6,697)	(5,151)						43	(108)	103	12	(5,201)	(1,546)
Total comprehensive income (loss) for the year	(5,946)	(4,535)						659	(108)	103	12	(5,201)	(1,411)
Dividends paid (Note 12)	(2,890)	(2,249)	111					(2,360)					(641)
Net movement in treasury shares	(1,586)	(1,586)			(1,511)			(75)
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	2,424	(114)			555			(1,297)				628	2,538
Capital increase (Note 12)	3,007	3,007	281	2,767				(41)
Capital reduction			(74)		886			(812)
Undated Deeply Subordinated Securities and Notes mandatorily convertible (Note 12)	114	121				452		(247)				(84)	(7)
Other movements	(8)	(8)						(8)
Financial position, ending balance at Dec. 31, 2015	25,436	15,771	4,975	3,227	(1,656)	6,803	984	18,475	(53)	(231)	36	(16,789)	9,665
Profit for the year	2,399	2,369						2,369					30
Other comprehensive income (loss) for the year	3,339	2,261						(267)	62	422	(5)	2,049	1,078
Total comprehensive income (loss) for the year	5,738	4,630						2,102	62	422	(5)	2,049	1,108
Dividends paid (Note 12)	(2,930)	(2,406)	137				1	(2,544)					(524)
Net movement in treasury shares	(637)	(637)			(637)
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	(7)												(7)
Capital reduction			(74)		813			(739)
Undated Deeply Subordinated Securities and Notes mandatorily convertible (Note 12)	731	745				1,000		(255)					(14)
Other movements	54	54						54
Financial position, ending balance at Dec. 31, 2016	28,385	18,157	5,038	3,227	(1,480)	7,803	985	17,093	9	191	31	(14,740)	10,228
Profit for the year	3,378	3,132						3,132					246
Other comprehensive income (loss) for the year	(5,148)	(4,318)						16	65	193	6	(4,598)	(830)
Total comprehensive income (loss) for the year	(1,770)	(1,186)						3,148	65	193	6	(4,598)	(584)
Dividends paid (Note 12)	(2,602)	(2,019)					2	(2,021)					(583)
Net movement in treasury shares	35	35			35
Acquisitions and disposals of non-controlling interests and business combinations (Note 5)	1,843	1,194			754			449				(9)	649
Undated Deeply Subordinated Securities and Notes mandatorily convertible (Note 12)	725	737	154	1,311		(285)		(443)					(12)
Other movements	2	2			3			(1)
Financial position, ending balance at Dec. 31, 2017	€ 26,618	€ 16,920	€ 5,192	€ 4,538	€ (688)	€ 7,518	€ 987	€ 18,225	€ 74	€ 384	€ 37	€ (19,347)	€ 9,698